Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Sales	$ 1,065,053	$ 1,201,665	[1]
Cost of sales
Cost of sales, excluding depletion	267,621	287,947	[1]
Depletion	231,952	254,793	[1]
Total cost of sales	499,573	542,740	[1]
Gross margin	565,480	658,925	[1]
General and administrative expenses	35,831	35,119	[1]
Share based compensation	20,060	19,265	[1]
Donations and community investments	6,296	6,601	[1]
Impairment (impairment reversal) of mineral stream interests	(8,611)	(156,717)	[1]
Earnings from operations	511,904	754,657	[1]
Gain on disposal of mineral stream interest	(155,868)	0
Other (income) expense	(7,449)	(5,776)	[1]
Earnings before finance costs and income taxes	675,221	760,433	[1]
Finance costs	5,586	5,817	[1]
Earnings before income taxes	669,635	754,616	[1]
Income tax (expense) recovery	(509)	269	[1]
Net earnings	$ 669,126	$ 754,885	[1]
Basic earnings per share	$ 1.482	$ 1.677	[1]
Diluted earnings per share	$ 1.479	$ 1.673	[1]
Weighted average number of shares outstanding
Basic	451,570,000	450,138,000	[1]
Diluted	452,344,000	451,170,000	[1]

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.